General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 30, 2023	Nov. 28, 2013
General (Details) [Line Items]
Number of ordinary shares represent by each ADS (in Shares)				100,000,000	85,000,000
Net losses	$ (7,634)	$ (10,173)	$ (12,615)
Net operating cash outflow	(8,440)	$ (10,801)	$ (9,858)
Cash equivalents and short term deposits	$ 8,903
ADS [Member]
General (Details) [Line Items]
Number of ordinary shares represent by each ADS (in Shares)	300